UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number                                                                      811-2192

The Dreyfus Third Century Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	5/31
Date of reporting period:	11/30/08

FORM N-CSR

Item 1. Reports to Stockholders.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured  Not Bank-Guaranteed  May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
15	Financial Highlights
21	Notes to Financial Statements
31	Information About the Review and Approval
of the Fund’s Management Agreement
FOR MORE INFORMATION

Back Cover

The Dreyfus
Third Century Fund, Inc.

The Fund

A LETTER FROM THE CEO

Dear Shareholder:

We present to you this semiannual report for The Dreyfus Third Century Fund, Inc., covering the six-month period from June 1, 2008, through November 30, 2008.

The U.S. and global economies suffered during the reporting period amid a financial crisis that sparked sharp declines in virtually all sectors and capitalization ranges of the stock market. According to our Chief Economist, four key elements fueled the crisis: a sharp decline in home prices; high leverage and an ambiguous private/public status at mortgage agencies Fannie Mae and Freddie Mac; high leverage among financial institutions, especially investment banks; and regulatory policies and behaviors that exacerbated financial stresses. The governments and central banks of major industrialized nations have responded with massive interventions, including nationalizing some troubled financial institutions, providing loans to others and guaranteeing certain financial instruments. However, the U.S. and global financial systems remain fragile, and economic weakness is likely to persist.

In our view, today’s investment environment is rife with near-term challenges and long-term opportunities. Now more than ever, it is important to ensure that your investments are aligned with your current needs, future goals and attitudes toward risk.We urge you to speak regularly with your financial advisor, who can recommend the course of action that is right for you.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Managers.

Thank you for your continued confidence and support.

DISCUSSION OF FUND PERFORMANCE

For the period of June 1, 2008 through November 30, 2008, as provided by John R. O’Toole and Jocelin A. Reed, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended November 30, 2008,The DreyfusThird Century Fund’s Class A shares produced a total return of –33.85%, Class B shares returned –34.21%, Class C shares returned –34.17%, Class I shares returned –33.74%, Class T shares returned –34.12% and Class Z shares returned –33.81% .1 In comparison, the fund’s benchmark, the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”), provided a total return of –35.18% for the same period.2

During the reporting period, the U.S. equity market experienced its sharpest declines in decades under pressure from a deepening recession and an expanding financial crisis. These developments took a heavy toll on the fund’s performance as well. However, relatively good positioning in some of the market’s harder-hit sectors enabled the fund to produce higher returns than its benchmark.

The Fund’s Investment Approach

The fund seeks to provide capital growth, with current income as a secondary goal.To pursue these goals, the fund invests primarily in the common stocks of companies that, in our opinion, meet traditional investment standards while simultaneously conducting their businesses in a manner that contributes to the enhancement of the quality of life in America. In selecting stocks, we begin by using quantitative research to identify and rank stocks within an industry or sector. Next, based on fundamental analysis, we designate the most attractive of the higher-ranked securities as potential purchase candidates. We then evaluate potential purchase candidates by industry or sector, to determine whether the company meets the fund’s socially responsible investment criteria.

We next select investments from those companies that we consider to be the most attractive based on financial considerations. If there is more than one company to choose from, we can select stocks of com-

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

panies that we consider to have records that exhibit positive accomplishments in the fund’s areas of social concern.

The fund normally focuses on large-cap growth stocks; however, we may emphasize different types of growth-oriented stocks and different market capitalizations within the large-capitalization range as market conditions warrant.The fund also may invest in value-oriented stocks, midcap stocks and small-cap stocks.

Limited Exposure to Financials and Basic Materials

While every market sector in the S&P 500 Index gave up substantial ground during the reporting period, the financials and basic materials sectors were among those sectors that suffered the greatest declines. Among financial stocks, severe losses were driven by widespread exposure to securitized mortgage instruments, which gave rise to a financial crisis that curtailed credit availability to corporations and consumers, depressed industrial activity and precipitated a steep drop in commodities prices.

The fund limited its exposure to the hard-hit banking and brokerage areas, and also steered away from life insurance companies burdened by long-term annuity-related liabilities. Instead, we focused on property and casualty insurers, such as The Chubb Corporation and The Travelers Companies, Inc., with relatively little exposure to securitized mortgage instruments. Such holdings tended to decline less than the overall market. Among basic materials stocks, the fund emphasized specialized, value-added chemical producers such as 3M, which generally experienced milder declines than highly valued metals-and-mining companies. The fund’s relatively strong holdings in other sectors included biotechnology giant Amgen, industrial systems maker United Technologies, and food and beverage producers PepsiCo and Hansen Natural Corporation.

Weaker Performance in the Energy Sector

In the energy sector, natural gas-oriented producers, such as Nexen and Anadarko Petroleum, and oil services providers, such as Noble and ENSCO International, proved especially vulnerable to declining oil and gas prices. In other areas, media company News Corp. was hurt by declining advertising revenue, and semiconductor maker Texas Instruments faced increasing competition in the wireless market.

Seeking Growth and Earnings Stability

As of the reporting period’s end, value-oriented stocks have encountered an increased level of earnings volatility relative to their growth-oriented counterparts. In addition, we believe growth stocks are better positioned to rebound in an eventual economic recovery.Accordingly, we have continued to emphasize companies with favorable growth prospects in which we have a high level of confidence.We have found a number of such investment opportunities in the information technology and, to a lesser extent, consumer discretionary sectors. We have identified fewer opportunities among financial and energy-related stocks.

Environmental Issues and Socially Responsible Investing

Two recently purchased energy-related holdings illustrate the breadth of the fund’s socially responsible investments. WGL Holdings is a District of Columbia-based utility holding company distinguished by its reliance on relatively clean-burning natural gas, its efforts to improve energy efficiency, and its willingness to explore alternative energy sources, such as wind.Woodward Governor is an electrical system and component manufacturer that produces a wide range of power generation equipment, including systems designed to enhance efficiency and capitalize on wind and other alternative energy sources. Both companies exhibit strongly positive environment profiles, and both have produced sustainable earnings growth through many cycles, making them attractive investments in today’s economic climate.

For further information regarding the fund’s approach to socially responsible investing, please consult the fund’s prospectus.

December 15, 2008

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A and Class T shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and
Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in The Dreyfus Third Century Fund, Inc. from June 1, 2008 to November 30, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2008
	Class A	Class B	Class C	Class I	Class T	Class

Expenses paid
per $1,000†	$ 5.12	$ 9.18	$ 8.65	$ 3.83	$ 8.03	$ 4.37
Ending value
(after expenses)	$661.50	$657.90	$658.30	$662.60	$658.80	$661.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended November 30, 2008
	Class A	Class B	Class C	Class I	Class T	Class Z

Expenses paid
per $1,000†	$ 6.23	$ 11.16	$ 10.50	$ 4.66	$ 9.75	$ 5.32
Ending value
(after expenses)	$1,018.90	$1,013.99	$1,014.64	$1,020.46	$1,015.39	$1,019.80

† Expenses are equal to the fund’s annualized expense ratio of 1.23% for Class A, 2.21% for Class B, 2.08% for
Class C, .92% for Class I, 1.93% for Class T and 1.05% for Class Z, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
November 30, 2008 (Unaudited)

Common Stocks—99.0%	Shares	Value ($)

Consumer Discretionary—10.6%
Choice Hotels International	67,450 [a]	1,693,669
Coach	108,350 [b]	1,939,465
Deckers Outdoor	8,700 [a,b]	518,868
DeVry	30,500	1,753,140
Gap	206,700	2,691,234
McDonald’s	48,200	2,831,750
News, Cl. B	395,250 [a]	3,237,098
NIKE, Cl. B	64,000	3,408,000
TJX Cos.	93,750	2,139,375
Walt Disney	149,350	3,363,362
Weight Watchers International	34,750	983,425
		24,559,386
Consumer Staples—13.3%
Bare Escentuals	53,550 [a,b]	252,756
Costco Wholesale	88,750	4,567,962
Hansen Natural	108,500 [a,b]	3,227,875
Kimberly-Clark	73,650	4,256,233
PepsiCo	153,300	8,692,110
Procter & Gamble	123,100	7,921,485
SYSCO	78,050	1,830,272
		30,748,693
Energy—8.6%
Anadarko Petroleum	36,950	1,516,797
Apache	21,950	1,696,735
Cimarex Energy	67,050	1,902,208
EnCana	27,600	1,291,956
ENSCO International	58,750	1,904,087
Nexen	115,150	2,227,001
Noble	122,550	3,283,114
Schlumberger	38,800	1,968,712
SEACOR Holdings	32,750 [a,b]	2,165,758
Talisman Energy	216,600	2,005,716
		19,962,084
Financial—5.5%
Aflac	43,600	2,018,680
BlackRock	19,000 [a]	2,388,490
Chubb	50,300	2,583,408

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Financial (continued)
SVB Financial Group	30,000 [a,b]	1,201,500
Travelers Cos.	53,100	2,317,815
Wells Fargo & Co.	80,350	2,321,311
		12,831,204
Health Care—13.8%
Aetna	87,250	1,903,795
Alcon	18,250	1,456,168
Amgen	94,200 [b]	5,231,868
AstraZeneca, ADR	52,900 [a]	1,995,917
Becton, Dickinson & Co.	70,650	4,488,394
Genzyme	80,400 [b]	5,147,208
Johnson & Johnson	96,800	5,670,544
Novartis, ADR	28,400	1,332,528
WellPoint	95,550 [b]	3,401,580
Zimmer Holdings	36,150 [b]	1,349,118
		31,977,120
Industrial—13.4%
3M	58,750	3,932,138
Danaher	32,600 [a]	1,813,864
Donaldson	28,450 [a]	973,559
Emerson Electric	200,200	7,185,178
Equifax	47,750	1,215,238
Fluor	30,600	1,393,524
Herman Miller	106,800 [a]	1,571,028
Nordson	30,300 [a]	983,235
Rockwell Collins	81,700	2,784,336
Ryder System	25,950	931,865
United Technologies	122,100	5,925,513
Wabtec	27,900 [a]	1,076,661
Woodward Governor	53,800	1,142,712
		30,928,851
Information Technology—21.5%
Accenture, Cl. A	106,250	3,291,625
Apple	57,650 [b]	5,342,426
Applied Materials	185,550	1,777,569
Cisco Systems	306,500 [b]	5,069,510
EMC	211,100 [b]	2,231,327

Common Stocks (continued)	Shares	Value ($)

Information Technology (continued)
Google, Cl. A	14,900 [b]	4,365,104
Hewitt Associates, Cl. A	59,300 [b]	1,694,794
Intel	145,350	2,005,830
International Business Machines	117,800	9,612,480
MasterCard, Cl. A	15,950 [a]	2,317,535
Molex	92,950	1,264,120
National Semiconductor	133,050	1,463,550
QUALCOMM	127,600	4,283,532
STMicroelectronics (New York Shares)	103,350	683,144
Texas Instruments	237,450	3,697,097
Xerox	111,650	780,434
		49,880,077
Materials—3.1%
Air Products & Chemicals	44,750	2,137,260
Calgon Carbon	78,000 [b]	996,060
Nucor	44,850	1,600,248
Praxair	40,300	2,379,715
		7,113,283
Software—5.6%
Microsoft	491,300	9,934,086
Oracle	108,300 [b]	1,742,547
Symantec	96,700 [b]	1,163,301
		12,839,934
Telecommunication Services—.7%
Windstream	193,800	1,717,068
Utilities—2.9%
Pinnacle West Capital	62,000	1,884,800
Sempra Energy	78,850	3,679,930
WGL Holdings	33,050 [a]	1,193,105
		6,757,835
Total Common Stocks
(cost $294,733,951)		229,315,535

Other Investment—.1%

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $158,000)	158,000 [c]	158,000

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—8.3%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $19,331,657)	19,331,657 [c]	19,331,657

Total Investments (cost $314,223,608)	107.4%	248,805,192
Liabilities, Less Cash and Receivables	(7.4%)	(17,059,886)
Net Assets	100.0%	231,745,306

ADR—American Depository Receipts
a All or a portion of these securities are on loan.At November 30, 2008, the total market value of the fund’s securities on loan is $19,068,790 and the total market value of the collateral held by the fund is $19,365,077, consisting cash collateral of $19,331,657 and U.S. Government and agency securities valued at $33,420.
b Non-income producing security.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)

Information Technology	21.5	Software	5.6
Health Care	13.8	Financial	5.5
Industrial	13.4	Materials	3.1
Consumer Staples	13.3	Utilities	2.9
Consumer Discretionary	10.6	Telecommunication Services	.7
Energy	8.6
Money Market Investments	8.4		107.4

† Based on net assets.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2008 (Unaudited)

					Cost	Value

Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $19,068,790)—Note 1(b):
Unaffiliated issuers				294,733,951		229,315,535
Affiliated issuers				19,489,657		19,489,657
Cash						66,354
Receivable for investment securities sold						2,072,371
Dividends and interest receivable						453,371
Receivable for shares of Common Stock subscribed						14,209
Prepaid expenses						28,290
						251,439,787

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)						211,685
Liability for securities on loan—Note 1(b)						19,331,657
Payable for shares of Common Stock redeemed						22,876
Interest payable—Note 2						162
Accrued expenses						128,101
						19,694,481

Net Assets ($)						231,745,306

Composition of Net Assets ($):
Paid-in capital						396,683,077
Accumulated undistributed investment income—net						1,841,023
Accumulated net realized gain (loss) on investments						(101,360,378)
Accumulated net unrealized appreciation
(depreciation) on investments						(65,418,416)

Net Assets ($)						231,745,306

Net Asset Value Per Share
	Class A	Class B	Class C	Class I	Class T	Class Z

Net Assets ($)	43,714,666	1,054,389	1,771,337	1,076,133	257,237	183,871,544
Shares Outstanding	6,800,757	176,370	294,754	164,148	41,739	28,108,980

Net Asset Value
Per Share ($)	6.43	5.98	6.01	6.56	6.16	6.54

See notes to financial statements.

The Fund 11

STATEMENT OF OPERATIONS
Six Months Ended November 30, 2008 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $9,269 foreign taxes withheld at source):
Unaffiliated issuers	2,133,157
Affiliated issuers	42,548
Income from securities lending	69,284
Interest	990
Total Income	2,245,979
Expenses:
Management fee—Note 3(a)	1,073,577
Shareholder servicing costs—Note 3(c)	348,591
Professional fees	53,721
Registration fees	22,706
Prospectus and shareholders’ reports	22,630
Custodian fees—Note 3(c)	19,742
Distribution fees—Note 3(b)	14,384
Directors’ fees and expenses—Note 3(d)	2,238
Loan commitment fees—Note 2	1,371
Miscellaneous	11,151
Total Expenses	1,570,111
Less—reduction in fees due to earnings credits—Note 1(b)	(11,333)
Net Expenses	1,558,778
Investment Income—Net	687,201

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(2,876,814)
Net unrealized appreciation (depreciation) on investments	(114,715,775)
Net Realized and Unrealized Gain (Loss) on Investments	(117,592,589)
Net (Decrease) in Net Assets Resulting from Operations	(116,905,388)

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2008	Year Ended
	(Unaudited)	May 31, 2008[a]

Operations ($):
Investment income—net	687,201	1,176,113
Net realized gain (loss) on investments	(2,876,814)	3,473,092
Net unrealized appreciation
(depreciation) on investments	(114,715,775)	(14,981,335)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(116,905,388)	(10,332,130)

Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	—	(36,376)
Class I Shares	—	(5,119)
Class Z Shares	—	(1,346,361)
Total Dividends	—	(1,387,856)

Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	49,386,140	4,066,286
Class C Shares	242,870	383,682
Class I Shares	473,327	593,606
Class T Shares	111,216	164,064
Class Z Shares	2,076,727	6,234,131
Dividends reinvested:
Class A Shares	—	34,399
Class I Shares	—	2,409
Class Z Shares	—	1,284,193
Cost of shares redeemed:
Class A Shares	(2,073,237)	(3,906,245)
Class B Shares	(539,700)	(2,400,670)
Class C Shares	(100,109)	(1,244,672)
Class I Shares	(62,697)	(86,863)
Class T Shares	(150,572)	(142,608)
Class Z Shares	(13,305,252)	(40,317,311)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	36,058,713	(35,335,599)
Total Increase (Decrease) in Net Assets	(80,846,675)	(47,055,585)

Net Assets ($):
Beginning of Period	312,591,981	359,647,566
End of Period	231,745,306	312,591,981
Undistributed investment income—net	1,841,023	1,153,822

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	November 30, 2008	Year Ended
	(Unaudited)	May 31, 2008[a]

Capital Share Transactions:
Class A [b]
Shares sold	5,530,300	419,644
Shares issued for dividends reinvested	—	3,424
Shares redeemed	(279,410)	(406,464)
Net Increase (Decrease) in Shares Outstanding	5,250,890	16,604

Class Bb
Shares redeemed	(65,988)	(261,746)

Class C
Shares sold	35,568	41,838
Shares redeemed	(13,307)	(142,524)
Net Increase (Decrease) in Shares Outstanding	22,261	(100,686)

Class I
Shares sold	51,321	60,810
Shares issued for dividends reinvested	—	237
Shares redeemed	(9,015)	(8,818)
Net Increase (Decrease) in Shares Outstanding	42,306	52,229

Class T
Shares sold	16,895	17,577
Shares redeemed	(19,854)	(15,858)
Net Increase (Decrease) in Shares Outstanding	(2,959)	1,719

Class Z
Shares sold	256,140	636,259
Shares issued for dividends reinvested	—	126,281
Shares redeemed	(1,612,216)	(4,104,254)
Net Increase (Decrease) in Shares Outstanding	(1,356,076)	(3,341,714)

a	Effective June 1, 2007, Class R shares were redesignated as Class I shares.
b	During the period ended November 30, 2008, 29,845 Class B shares representing $242,582, were automatically converted to 27,853 Class A shares and during the period ended May 31, 2008, 197,069 Class B shares representing $1,808,227 were automatically converted to 184,889 Class A shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
November 30, 2008			Year Ended May 31,

Class A Shares	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	9.72	10.05	8.48	8.19	7.93	6.84
Investment Operations:
Investment income (loss)—net[a]	.02	.01	.02	(.02)	.00[b]	(.04)
Net realized and unrealized
gain (loss) on investments	(3.31)	(.32)	1.55	.31	.26	1.13
Total from Investment Operations	(3.29)	(.31)	1.57	.29	.26	1.09
Distributions:
Dividends from
investment income—net	—	(.02)	—	—	—	—
Net asset value, end of period	6.43	9.72	10.05	8.48	8.19	7.93

Total Return (%)[c]	(33.85)[d]	(3.06)	18.52	3.54	3.28	15.94

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.23[e]	1.35	1.29	1.25	1.35	1.32
Ratio of net expenses
to average net assets	1.23[e,f]	1.35[f]	1.29	1.25	1.35[f]	1.32
Ratio of net investment income
(loss) to average net assets	.51[e]	.06	.18	(.24)	.05	(.54)
Portfolio Turnover Rate	24.80[d]	21.97	22.75	78.54	67.21	53.06

Net Assets, end of period
($ x 1,000)	43,715	15,066	15,411	11,573	11,230	16,079

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
f	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
November 30, 2008			Year Ended May 31,

Class B Shares	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	9.09	9.45	8.04	7.83	7.64	6.65
Investment Operations:
Investment (loss)—net[a]	(.03)	(.06)	(.06)	(.09)	(.06)	(.10)
Net realized and unrealized
gain (loss) on investments	(3.08)	(.30)	1.47	.30	.25	1.09
Total from Investment Operations	(3.11)	(.36)	1.41	.21	.19	.99
Net asset value, end of period	5.98	9.09	9.45	8.04	7.83	7.64

Total Return (%)[b]	(34.21)[c]	(3.81)	17.54	2.68	2.49	14.89

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.22[d]	2.12	2.18	2.06	2.09	2.10
Ratio of net expenses
to average net assets	2.21[d]	2.12[e]	2.18	2.06	2.09[e]	2.10
Ratio of net investment (loss)
to average net assets	(.69)[d]	(.74)	(.77)	(1.09)	(.74)	(1.32)
Portfolio Turnover Rate	24.80[c]	21.97	22.75	78.54	67.21	53.06

Net Assets, end of period
($ x 1,000)	1,054	2,202	4,762	9,415	15,503	18,072

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

Six Months Ended
November 30, 2008			Year Ended May 31,

Class C Shares	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	9.13	9.48	8.06	7.84	7.65	6.65
Investment Operations:
Investment (loss)—net[a]	(.02)	(.06)	(.05)	(.08)	(.05)	(.09)
Net realized and unrealized
gain (loss) on investments	(3.10)	(.29)	1.47	.30	.24	1.09
Total from Investment Operations	(3.12)	(.35)	1.42	.22	.19	1.00
Net asset value, end of period	6.01	9.13	9.48	8.06	7.84	7.65

Total Return (%)[b]	(34.17)[c]	(3.69)	17.62	2.81	2.48	15.04

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.08[d]	2.01	2.00	2.02	2.07	2.08
Ratio of net expenses
to average net assets	2.08[d,e]	2.00	2.00	2.02	2.07[e]	2.08
Ratio of net investment (loss)
to average net assets	(.53)[d]	(.60)	(.53)	(1.03)	(.72)	(1.30)
Portfolio Turnover Rate	24.80[c]	21.97	22.75	78.54	67.21	53.06

Net Assets, end of period
($ x 1,000)	1,771	2,487	3,538	2,745	3,156	3,810

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
November 30, 2008			Year Ended May 31,

Class I Shares	(Unaudited)	2008[a]	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	9.90	10.23	8.60	8.28	8.06	6.94
Investment Operations:
Investment income (loss)—net[b]	.03	.05	.05	.06	.06	(.02)
Net realized and unrealized
gain (loss) on investments	(3.37)	(.32)	1.58	.31	.16	1.14
Total from Investment Operations	(3.34)	(.27)	1.63	.37	.22	1.12
Distributions:
Dividends from
investment income—net	—	(.06)	—	(.05)	—	—
Net asset value, end of period	6.56	9.90	10.23	8.60	8.28	8.06

Total Return (%)	(33.74)[c]	(2.65)	18.95	4.45	2.73	16.14

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.93[d]	.94	.87	.84	.83	1.08
Ratio of net expenses
to average net assets	.92[d]	.94[e]	.87	.84	.83[e]	1.08
Ratio of net investment income
(loss) to average net assets	.64[d]	.51	.58	.66	.80	(.30)
Portfolio Turnover Rate	24.80[c]	21.97	22.75	78.54	67.21	53.06

Net Assets, end of period
($ x 1,000)	1,076	1,206	712	653	977	21,374

a	Effective June 1, 2007, Class R shares were redesignated as Class I shares.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

Six Months Ended
November 30, 2008			Year Ended May 31,

Class T Shares	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	9.35	9.69	8.22	7.97	7.74	6.69
Investment Operations:
Investment (loss)—net[a]	(.02)	(.04)	(.03)	(.05)	(.02)	(.06)
Net realized and unrealized
gain (loss) on investments	(3.17)	(.30)	1.50	.30	.25	1.11
Total from Investment Operations	(3.19)	(.34)	1.47	.25	.23	1.05
Net asset value, end of period	6.16	9.35	9.69	8.22	7.97	7.74

Total Return (%)[b]	(34.12)[c]	(3.51)	17.88	3.14	2.97	15.70

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.94[d]	1.87	1.75	1.66	1.65	1.59
Ratio of net expenses
to average net assets	1.93[d]	1.86	1.75	1.66	1.65[e]	1.59
Ratio of net investment (loss)
to average net assets	(.40)[d]	(.46)	(.31)	(.66)	(.31)	(.81)
Portfolio Turnover Rate	24.80[c]	21.97	22.75	78.54	67.21	53.06

Net Assets, end of period
($ x 1,000)	257	418	417	593	648	764

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
November 30, 2008			Year Ended May 31,

Class Z Shares	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	9.88	10.21	8.59	8.31	8.02	6.90
Investment Operations:
Investment income (loss)—net[a]	.02	.04	.04	(.00)[b]	.03	(.02)
Net realized and unrealized
gain (loss) on investments	(3.36)	(.33)	1.58	.31	.26	1.14
Total from Investment Operations	(3.34)	(.29)	1.62	.31	.29	1.12
Distributions:
Dividends from
investment income—net	—	(.04)	—	(.03)	—	—
Net asset value, end of period	6.54	9.88	10.21	8.59	8.31	8.02

Total Return (%)	(33.81)[c]	(2.82)	18.86	3.74	3.62	16.23

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.05[d]	1.01	1.02	1.04	1.02	1.10
Ratio of net expenses
to average net assets	1.05[d,e]	1.00	1.02	1.04	1.02[e]	1.10
Ratio of net investment income
(loss) to average net assets	.49[d]	.40	.43	(.05)	.34	(.31)
Portfolio Turnover Rate	24.80[c]	21.97	22.75	78.54	67.21	53.06

Net Assets, end of period
($ x 1,000)	183,872 291,213		334,808	331,203	399,440	475,277

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

The Dreyfus Third Century Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to provide capital growth. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

At a meeting of the fund’s Board of Directors held on July 16, 2008, the Board approved, effective December 1, 2008, a proposal to change the name of the fund from “The Dreyfus Premier Third Century Fund, Inc.” to “The Dreyfus Third Century Fund, Inc.

Effective July 1, 2008, BNY Mellon has reorganized and consolidated a number of its banking and trust company subsidiaries. As a result of the reorganization, any services previously provided to the fund by Mellon Bank, N.A. or Mellon Trust of New England, N.A. are now provided by The Bank of New York, which has changed its name to The Bank of New York Mellon.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class B, Class C, Class I and Class T and 200 million shares of $.001 par value Common Stock of Class Z. Class A, Class B, Class C and Class T shares are sold primarily to retail investors through financial intermediaries and bear a distribution fee and/or service fee. Class Z shares are not available for new accounts and bear a service fee. Class A shares and Class T shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.The fund does not offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been sig-

nificantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market),but before the fund calculates its net asset value,the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

The fund adopted Statement of Financial Accounting Standards No. 157 “FairValue Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of November 30, 2008 in valuing the fund’s investments carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities ($)	Instruments ($)†

Level 1—Quoted Prices	248,805,192	0
Level 2—Other Significant
Observable Inputs	0	0
Level 3—Significant
Unobservable Inputs	0	0
Total	248,805,192	0

† Other financial instruments include derivative instruments such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management banks whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended November 30, 2008, The Bank of New York Mellon earned $29,693 from lending fund portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The fund adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

not” of being sustained by the applicable tax authority. Liability for tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year.The adoption of FIN 48 had no impact on the operations of the fund for the period ended November 30, 2008.

As of and during the period ended November 30, 2008, the fund did not have any liabilities for any unrecognized tax positions. The fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended May 31, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $98,399,480 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to May 31, 2008. If not applied, $2,849,314 of the carryover expires in fiscal 2010 and $95,550,166 expires in fiscal 2011.

The tax character of distributions paid to shareholders during the fiscal year ended May 31, 2008 was as follows: ordinary income $1,387,856. The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

Prior to October 15, 2008, the fund participated with other Dreyfus-managed funds in a $350 million redemption credit facility. Effective October 15, 2008, the fund participates with other Dreyfus-managed funds in a $145 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended November 30, 2008, the fund did not borrow under either Facility.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to the Management Agreement (“Agreement”) with the Manager, the management fee is computed at an annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. Pursuant to the Agreement, if in any full fiscal year the aggregate expenses allocable to Class Z, exclusive of taxes, brokerage fees, interest on borrowings, commitment fees and extraordinary expenses, exceed 1 1 / 2 % of the value of the average daily net assets of Class Z, the fund may deduct from the fees paid to the Manager, or the Manager will bear such excess expense. During the period ended November 30, 2008, there was no expense reimbursement pursuant to the Agreement.

During the period ended November 30, 2008, the Distributor retained $1,356 and $2 from commissions earned on sales of the fund’s Class A and Class T shares, respectively, and $877 and $13 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B, Class C and Class T shares pay the Distributor for distributing their shares at the annual rates of .75% of the value of the average daily net assets of Class B and Class C shares and .25% of the value of the average daily net assets of Class T shares. During the period ended November 30, 2008, Class B, Class C and Class T shares were charged $5,948, $8,050 and $386, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B, Class C and ClassT shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Class A, Class B, Class C and Class T shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended November 30, 2008, Class A, Class B, Class C and Class T shares were charged $47,629, $1,983, $2,683 and $386, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2008, Class Z shares were charged $117,090 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended November 30, 2008, the fund was charged $85,774 pursuant to the transfer agency agreement.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended November 30, 2008, the fund was charged $11,078 pursuant to the cash management agreement.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended November 30, 2008, the fund was charged $19,742 pursuant to the custody agreement.

During the period ended November 30, 2008, the fund was charged $2,959 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $143,730, Rule 12b-1 distribution plan fees $1,775, shareholder services plan fees $19,608, custodian fees $12,162, chief compliance officer fees $2,466 and transfer agency per account fees $31,944.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended November 30, 2008, amounted to $108,534,245 and $70,403,075, respectively.

At November 30, 2008, accumulated net unrealized depreciation on investments was $65,418,416, consisting of $3,906,347 gross unrealized appreciation and $69,324,763 gross unrealized depreciation.

At November 30, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 5—Subsequent Event:

Effective on or about February 4, 2009 (the “Effective Date”), the fund will issue to each holder of its Class T shares, in exchange for said shares, Class A shares of the fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder’s Class T shares.Thereafter, the fund will no longer offer Class T shares.

Effective on or about December 3, 2008, no investments for new accounts were permitted in Class T of the fund, except that participants in certain group retirement plans were able to open a new account in Class T of the fund, provided that the fund was established as an investment option under the plans before December 3, 2008. After the Effective Date, subsequent investments in the fund’s Class A shares made by holders of the fund’s Class T shares who received Class A shares of the fund in exchange for their Class T shares will be subject to the front-end sales load schedule currently in effect for Class T shares. Otherwise, all other Class A share attributes will be in effect.

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Directors of the fund held on July 16-17, 2008, the Board considered the re-approval of the fund’s Management Agreement for another one year term, pursuant to which the Manager provides the fund with investment advisory and administrative services.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each. The Manager’s representatives noted the distribution channels for the fund as well as the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including those of the fund. The Manager also provided the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements, and the Manager’s extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund’s Management Fee, Expense Ratio and Performance. The Board members reviewed reports prepared by Lipper, Inc., an independent provider of investment company data,

The Fund 31

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

which included information comparing the fund’s management fee and expense ratio with a group of comparable funds and a broader group of funds that were selected by Lipper and are not required to use one or more social screens when choosing securities for the funds’ portfolios (“Expense Group I” and “Expense Universe I,” respectively) and with a group of funds and a broader group of funds that were selected by Lipper and use one or more social screens when choosing securities for the funds’ portfolios (“Expense Group II” and “Expense Universe II,” respectively). The fund’s portfolio managers use social screens when choosing securities for the fund’s portfolio, as described in the fund’s prospectus. Included in these reports were comparisons of contractual and actual management fee rates, total operating expenses and performance.

The Board reviewed the results of the comparisons for each Expense Group and Expense Universe.The Board reviewed the range of management fees and expense ratios of the funds in each Expense Group and Expense Universe, and noted that the fund’s expense ratio ranked in the second quartile of Expense Group II, the third quartile of Expense Group I and Expense Universe II, and the fourth quartile of Expense Universe I.

The Board members also reviewed the reports prepared by Lipper that presented the fund’s performance and comparisons of performance to two groups of funds composed of the same funds included in Expense Group I and Expense Group II (“Performance Group I” and “Performance Group II,” respectively) and to two corresponding broader groups of funds (“Performance Universe I” and “Performance Universe II,” respectively).The Manager also provided a comparison of the fund’s calendar year total returns to the returns of its benchmark index. The Board noted that the fund’s performance was above the medians for the 1- and 2-year periods of Performance Group I and each Performance Universe and above the median for the 2-year period of Performance Group II for the period ended May 31, 2008, and was below the medians for each other reported period.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund (the “Similar Funds”), noting that none of the Similar Funds were required to use social screens when choosing securities for their portfolios. Representatives of the Manager also noted that there were no other accounts managed or sub-advised by the Manager or its affiliates with substantially similar investment objectives, policies and strategies as the fund. The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board previously had been provided with information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board members also had been informed that the methodology had been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board members evaluated the profitability analysis in light of the relevant circumstances of the fund, including any decline in assets, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders.The Board members also considered potential benefits to the Manager from acting as investment adviser to the fund, including any soft dollar arrangements with respect to trading the fund’s portfolio.

The Fund 33

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fee under the Management Agreement bears a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services. It was noted that the profitability percentage for managing the fund was within ranges determined by appropriate court cases to be reasonable given the services rendered and that the profitability percentage for managing the fund was reasonable given the services provided.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations:

  The Board concluded that the nature, extent and quality of the ser- vices provided by the Manager were adequate and appropriate.
  The Board was satisfied with the fund’s overall performance.
  The Board concluded that the fee paid by the fund to the Manager was reasonable in light of the services provided, comparative perfor- mance and expense and management fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the man- agement of the fund had been adequately considered by the Manager in connection with the management fee rate charged to the fund, and that, to the extent in the future it were determined that mater- ial economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the Management Agreement was in the best interests of the fund and its shareholders.

The Fund 35

NOTES

For More Information

The Dreyfus
Third Century Fund, Inc.
200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DTCAX	Class B: DTCBX	Class C: DTCCX
	Class I: DRTCX	Class T: DTCTX	Class Z: DRTHX

Telephone Call your financial representative or 1-800-554-4611

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2008, is available at http://www.dreyfus.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Printed on recycled paper.
50% post-consumer.
Process chlorine free.
Vegetable-based ink.

Printed in U.S.A.

© 2009 MBSC Securities Corporation

0035SA1108

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.

     The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders. Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus Third Century Fund, Inc.

By:	/s/ J. David Officer
J. David Officer,
President

Date:	January 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer,
President

Date:	January 26, 2009

By:	/s/ James Windels
James Windels,
Treasurer

Date:	January 26, 2009

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)